Stockholders' Equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
		Nov. 30, 2015	Mar. 31, 2018		Mar. 31, 2017	Apr. 01, 2016
Dividends Payable [Line Items]
Cash Dividends Declared Per Common Share (in dollars per share)	[1]		$ 0.72	[2]	$ 0.56	$ 2.99
Cash Dividends Declared, Total			$ 209		$ 80	$ 421
Cash Dividends Declared, Unpaid at Fiscal Year End			$ 51		$ 20	$ 19
Computer Sciences Corporation
Dividends Payable [Line Items]
Common stock, dividends (in dollars per share)		$ 2.25

[1]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[2]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.